Derivative Financial Instruments - Interest rate swaps designated as cash flow hedging instruments (Details) - instrument	Dec. 31, 2020	Dec. 31, 2019
Interest rate swaps designated as cash flow hedging instruments
Interest rate swaps
Number of derivative financial instruments	0	0